Restatement of Financial Statements (Details) - Schedule of Balance Sheet - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Balance Sheet
Total assets		$ 170,977,831	$ 171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current		410,781	129,388
Total liabilities		17,105,621	9,297,066
Stockholders' Equity:
Common stock - $0.001 par value		6,591	5,748
Additional paid-in capital		12,313,299	3,882,343
Retained earnings (deficit)		(7,319,880)	1,111,919
Total stockholders' equity		5,000,010	5,000,010
Total liabilities and stockholders' equity		$ 170,977,831	171,601,077
As Previously Reported
Balance Sheet
Total assets			171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current			129,388
Total liabilities			129,388
Common stock, $0.001 par value; shares subject to possible redemption			166,471,679
Stockholders' Equity:
Common stock - $0.001 par value			4,830
Additional paid-in capital			5,121,495
Retained earnings (deficit)			(126,315)
Total stockholders' equity			5,000,010
Total liabilities and stockholders' equity			171,601,077
Restatement Adjustment
Liabilities and Equity [Abstract]
Warrant liabilities			9,167,678
Total liabilities			9,167,678
Common stock, $0.001 par value; shares subject to possible redemption			(9,167,678)
Stockholders' Equity:
Common stock - $0.001 par value			918
Additional paid-in capital	[1]		(1,239,152)
Retained earnings (deficit)	[1]		1,238,234
As Restated [Member]
Balance Sheet
Total assets			171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current			129,388
Warrant liabilities			9,167,678
Total liabilities			9,297,066
Common stock, $0.001 par value; shares subject to possible redemption			157,304,001
Stockholders' Equity:
Common stock - $0.001 par value			5,748
Additional paid-in capital			3,882,343
Retained earnings (deficit)			1,111,919
Total stockholders' equity			5,000,010
Total liabilities and stockholders' equity			$ 171,601,077

[1]	To record the change in warrant liability for the period ending December 31, 2020.